Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Due from banks, non-interest-bearing	$ 609	$ 973
Due from banks, interest-bearing	11,078	7,677
Cash and cash equivalents	11,687	8,650
Investment in interest-earning time deposits	8,082	6,001
Investment securities available for sale at fair value	6,707	3,271
Mortgage-backed securities held to maturity (fair value-2011 $4,248; 2010 $5,810)	3,888	5,406
Loans held for sale	413	0
Loans receivable, net of allowance for loan losses 2011 $805; 2010 $871	75,339	74,710
Accrued interest receivable	543	423
Investment in Federal Home Loan Bank stock, at cost	616	757
Premises and equipment, net	1,124	1,073
Other real estate owned, net	185	1,191
Prepaid expenses and other assets	605	619
Total Assets	109,189	102,101
LIABILITIES
Deposits, interest-bearing	88,525	79,691
Federal Home Loan Bank advances	3,800	5,600
Other borrowings	0	423
Accrued interest payable	98	107
Advances from borrowers for taxes and insurance	822	746
Accrued expenses and other liabilities	248	343
Total Liabilities	93,493	86,910
STOCKHOLDERS' EQUITY
Preferred stock- $0.01 par value, 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock - $0.01 par value; 9,000,000 shares authorized; 1,388,625 issued and 987,126 and 992,436 outstanding at December 31, 2011 and December 31, 2010, respectively	14	14
Additional paid-in capital	13,513	13,478
Treasury stock, at cost: 2011 401,499 shares; 2010 396,189 shares	(3,683)	(3,636)
Unallocated common stock held by:
Employee Stock Ownership Plan (ESOP)	(727)	(813)
Recognition & Retention Plan Trust (RRP)	(280)	(360)
Accumulated other comprehensive income (loss)	(56)	(13)
Retained earnings	6,915	6,521
Total Stockholders' Equity	15,696	15,191
Total Liabilities and Stockholders' Equity	$ 109,189	$ 102,101